                       Metropolitan Life Insurance Company
                [Metropolitan Life Insurance Company Letterhead]



April 28, 2008

Via EDGAR Transmission

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Metropolitan Life Insurance Company
      Metropolitan Life Separate Account E ("Registrant")
      Post-Effective Amendment No. 37 to Form N-4
      Registration No. 002-90380/811-4001
      Class ID: C000003499
      Class ID: C000003500
      Class ID: C000003501

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") as amended, the Prospectuses for the MetLife Preference Plus Account (BPPA), Enhanced Preference Plus Account (EPPA) and Financial Freedom Account (FFA )do not differ from the Prospectuses which would have been filed under Rule 497(c) of the Act.


Sincerely,

/s/ Myra L. Saul
Myra L. Saul
Associate General Counsel